Debt - Summary of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Derivative financial assets	$ (52)	$ (9,538)
Borrowings	915,425	636,059
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings, net of option derivative asset	498,578	498,326
Borrowings	491,003	492,691	$ 494,414
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Derivative financial assets	(7,575)	(5,635)
Term Facility Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings	293,550	100,890
Borrowing unamortized transaction fees	21,751	15,490
Term Facility RRF loans
Disclosure of financial liabilities [line items]
Borrowings	119,935	39,209
Borrowing unamortized transaction fees	5,445	6,037
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowings	10,937	3,269
Borrowing unamortized transaction fees	559
Unamortized transaction costs | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	4,525	5,325
Initial redemption option | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	$ 3,103	$ 3,652